Accrued Pension And Severance Costs (Schedule Of Estimated Prior Service Cost And Actuarial Loss For The Defined Benefit Pension Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ 791
Prior service benefit	(168)
Estimated prior service cost and actuarial loss for the defined benefit pension plans	623
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	241
Estimated prior service cost and actuarial loss for the defined benefit pension plans	¥ 241